Harbor Target Retirement 2030 Fund
Harbor Target Retirement 2030 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement 2030 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1],[2]	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	[1],[3]	0.70%	0.95%	1.07%
[1]	Restated to reflect current fees.
[2]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See "The Adviser" on page 51 for further details.
[3]	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Target Retirement 2030 Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	72	241	425	959
Administrative Class	97	320	561	1,252
Investor Class	109	357	625	1,390

Portfolio Turnover

The Fund's holdings are investments in other Harbor mutual funds ("the underlying funds"). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or "turns over" its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of the portfolio.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2030 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2030, the Fund's asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund's current target allocations are:

Fixed Income	52%
Equity	48%
Short-Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 52% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as "junk bonds"); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

The Fund's indirect stock holdings (approximately 48% of the Fund's assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer's securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 52% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 48% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Performance

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	14.81%	Q2 2009
Worst Quarter	-12.69%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
Average Annual Total Returns - Harbor Target Retirement 2030 Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Institutional Class		6.81%	6.98%		8.83%	Jan. 02, 2009
Institutional Class | After Taxes on Distributions		4.84%	4.62%		5.82%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		4.57%	4.90%		6.36%
Administrative Class		6.69%	6.96%		8.82%	Jan. 02, 2009
Investor Class		6.69%	6.96%		8.82%	Jan. 02, 2009
Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	[1]	2.65%	2.23%		3.91%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	[1]	1.00%	6.53%		6.95%
Russell 3000® (reflects no deduction for fees, expenses or taxes)	[1]	12.74%	14.67%		14.75%
Composite Index 2030 (reflects no deduction for fees, expenses or taxes)	[1],[2]	8.71%	7.00%		8.92%
[1]	Retirement Since Inception return based on the inception date of the Institutional Class shares.
[2]	The Composite Index 2030 is derived by applying the Harbor Target Retirement 2030 Fund's (the "2030 Fund") target asset allocation to the results of the underlying funds' benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, BofA Merrill Lynch U.S. Non-Distressed High Yield Index (prior to March 31, 2015, the BofA Merrill Lynch U.S. High Yield Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index. The weights of the Composite Index 2030 match the 2030 Fund's historical target asset allocation and are adjusted as changes are made to this asset allocation.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative and Investor Class of shares will vary.